Segment Information - Schedule of Segment Results (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of operating segments [Line Items]
Net sales	€ 19,790	€ 17,335	[1]	€ 37,761
Other revenues	1,005	596	[1]	1,414
Cost of sales	(6,130)	(5,542)	[1]	(12,255)
Research and development expenses	(3,147)	(2,663)	[1]	(5,692)
Selling and general expenses	(4,953)	(4,531)	[1]	(9,555)
Net income attributable to non-controlling interests	53	20	[2]	56 [2]
Total
Disclosure of operating segments [Line Items]
Net sales	19,790	17,335		37,761
Other revenues	1,005	596		1,414
Cost of sales	(6,127)	(5,542)		(12,251)
Research and development expenses	(3,147)	(2,663)		(5,692)
Selling and general expenses	(4,953)	(4,531)		(9,555)
Other operating income and expenses	(788)	(299)		(946)
Share of profit/(loss) from investments accounted for using the equity method	55	26		39
Net income attributable to non-controlling interests	(17)	(20)		(56)
Business operating income	5,818	4,902		10,714
Pharmaceuticals
Disclosure of operating segments [Line Items]
Net sales	14,999	13,196		26,970
Other revenues	266	108		264
Cost of sales	(3,539)	(3,404)		(6,965)
Research and development expenses	(2,442)	(2,040)		(4,330)
Selling and general expenses	(2,748)	(2,481)		(5,326)
Other operating income and expenses	(886)	(465)		(1,172)
Share of profit/(loss) from investments accounted for using the equity method	22	13		17
Net income attributable to non-controlling interests	(15)	(16)		(49)
Business operating income	5,657	4,911		9,409
Vaccines
Disclosure of operating segments [Line Items]
Net sales	2,198	1,937		6,323
Other revenues	707	461		1,095
Cost of sales	(1,578)	(1,254)		(3,430)
Research and development expenses	(412)	(316)		(712)
Selling and general expenses	(367)	(359)		(805)
Other operating income and expenses	9	120		128
Share of profit/(loss) from investments accounted for using the equity method	25	8		11
Net income attributable to non-controlling interests	0	0		(1)
Business operating income	582	597		2,609
Consumer Healthcare
Disclosure of operating segments [Line Items]
Net sales	2,593	2,202		4,468
Other revenues	30	27		55
Cost of sales	(890)	(753)		(1,606)
Research and development expenses	(81)	(69)		(153)
Selling and general expenses	(752)	(700)		(1,388)
Other operating income and expenses	113	23		111
Share of profit/(loss) from investments accounted for using the equity method	8	5		11
Net income attributable to non-controlling interests	(2)	(4)		(5)
Business operating income	1,019	731		1,493
Other
Disclosure of operating segments [Line Items]
Net sales		0		0
Other revenues	2	0		0
Cost of sales	(120)	(131)		(250)
Research and development expenses	(212)	(238)		(497)
Selling and general expenses	(1,086)	(991)		(2,036)
Other operating income and expenses	(24)	23		(13)
Share of profit/(loss) from investments accounted for using the equity method	0	0		0
Net income attributable to non-controlling interests	0	0		(1)
Business operating income	€ (1,440)	€ (1,337)		€ (2,797)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.